LVIP Delaware Bond Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.12%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 3.32% (LIBOR01M + 1.30%) 7/25/29	935,570	$ 937,095
Series 2017-C04 2M2 4.87% (LIBOR01M + 2.85%) 11/25/29	2,515,000	2,592,462
Series 2018-C02 2M2 4.22% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,527,125
Series 2018-C03 1M2 4.17% (LIBOR01M + 2.15%) 10/25/30	5,109,000	5,155,441
Series 2018-C05 1M2 4.37% (LIBOR01M + 2.35%) 1/25/31	3,305,000	3,339,689
Series 2018-R07 1M2 4.42% (LIBOR01M + 2.40%) 4/25/31	4,730,000	4,772,759
Fannie Mae Interest Strip
*•Series 413 167 4.50% 7/25/42	59,493	10,260
*Series 419 C3 3.00% 11/25/43	2,809,075	387,840
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	85,978	98,886
*•Series 2008-15 SB 4.58% (6.60% minus LIBOR01M) 8/25/36	602,776	124,989
*Series 2012-115 MI 3.50% 3/25/42	1,208,858	112,620
*Series 2012-118 AI 3.50% 11/25/37	4,990,751	254,040
*Series 2012-125 MI 3.50% 11/25/42	68,089	8,603
*Series 2012-137 WI 3.50% 12/25/32	3,842,199	431,063
*Series 2012-44 IK 3.50% 12/25/31	919,408	80,260
*Series 2012-99 AI 3.50% 5/25/39	2,856,445	122,325
*•Series 2013-103 SK 3.90% (5.92% minus LIBOR01M) 10/25/43	9,539,318	2,070,765
*Series 2013-23 IL 3.00% 3/25/33	545,706	58,678
Series 2013-28 YB 3.00% 4/25/43	142,000	149,904
Series 2013-44 Z 3.00% 5/25/43	1,468,936	1,489,428
*Series 2014-64 IT 3.50% 6/25/41	1,853,828	106,992
*Series 2014-77 AI 3.00% 10/25/40	74,173	4,542
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2014-85 IB 3.00% 12/25/44	111,996	$ 15,631
*Series 2015-44 AI 3.50% 1/25/34	3,913,147	265,215
*Series 2015-45 AI 3.00% 1/25/33	1,329,517	73,980
*Series 2015-56 MI 3.50% 10/25/41	2,561,409	197,897
*Series 2015-85 BI 4.50% 9/25/43	68,244	6,939
Series 2015-89 AZ 3.50% 12/25/45	1,086,192	1,156,783
*Series 2016-104 CI 3.50% 4/25/43	3,675,593	189,781
*•Series 2016-105 SA 3.98% (6.00% minus LIBOR01M) 1/25/47	7,246,122	1,224,308
*Series 2016-17 BI 4.00% 2/25/43	58,778	5,047
*Series 2016-2 HI 3.00% 12/25/41	62,680	5,518
*Series 2016-23 AI 3.50% 2/25/41	2,267,630	145,900
*•Series 2016-36 SB 3.98% (6.00% minus LIBOR01M) 3/25/43	3,529,773	388,319
*Series 2016-40 IO 3.50% 7/25/36	1,398,004	154,118
*Series 2016-50 IB 3.00% 2/25/46	743,352	89,171
*Series 2016-54 PI 3.00% 2/25/44	68,016	5,869
Series 2016-61 ML 3.00% 9/25/46	1,883,933	1,933,843
*•Series 2016-62 SA 3.98% (6.00% minus LIBOR01M) 9/25/46	11,460,950	2,677,581
*Series 2016-64 CI 3.50% 7/25/43	5,099,481	367,954
*Series 2016-66 DI 3.00% 9/25/40	629,166	32,543
Series 2016-72 AZ 3.00% 10/25/46	1,037,161	1,026,426
*Series 2016-83 PI 3.50% 7/25/45	1,741,415	225,607
*Series 2016-90 CI 3.00% 2/25/45	612,137	51,006
*Series 2016-99 DI 3.50% 1/25/46	3,420,673	376,246
*Series 2017-12 JI 3.50% 5/25/40	2,783,350	223,800
*Series 2017-14 AI 3.00% 9/25/42	1,358,801	71,604
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-16 UW 3.00% 7/25/45	819,494	$ 869,047
*Series 2017-16 WI 3.00% 1/25/45	2,428,885	182,270
Series 2017-25 BL 3.00% 4/25/47	1,051,000	1,061,747
*Series 2017-4 AI 3.50% 5/25/41	5,098,302	230,374
*Series 2017-4 BI 3.50% 5/25/41	3,138,106	193,680
Series 2017-40 GZ 3.50% 5/25/47	2,391,277	2,623,131
*Series 2017-6 NI 3.50% 3/25/46	650,973	57,805
Series 2017-67 BZ 3.00% 9/25/47	948,391	986,690
Series 2017-77 HZ 3.50% 10/25/47	3,201,111	3,355,062
Series 2017-94 CZ 3.50% 11/25/47	2,003,457	2,098,220
♦Series T-58 2A 6.50% 9/25/43	321,322	366,042
Freddie Mac REMICs
•Series 3800 AF 2.53% (LIBOR01M + 0.50%) 2/15/41	195,206	196,278
*Series 4342 CI 3.00% 11/15/33	43,905	3,785
*Series 4366 DI 3.50% 5/15/33	73,412	5,761
*Series 4433 DI 3.00% 8/15/32	143,992	7,929
*Series 4449 PI 4.00% 11/15/43	65,416	8,192
*Series 4479 TI 4.00% 7/15/34	1,091,443	120,710
*Series 4504 IO 3.50% 5/15/42	2,343,343	122,097
*Series 4518 CI 3.50% 6/15/42	1,247,621	87,012
*Series 4520 AI 3.50% 10/15/35	1,495,112	192,013
*Series 4543 HI 3.00% 4/15/44	3,143,857	326,998
*Series 4567 LI 4.00% 8/15/45	327,561	46,956
*•Series 4618 SA 3.97% (6.00% minus LIBOR01M) 9/15/46	4,261,079	939,084
*Series 4623 WI 4.00% 8/15/44	72,286	10,439
Series 4629 KB 3.00% 11/15/46	1,273,000	1,323,172
*Series 4643 QI 3.50% 9/15/45	111,228	11,581
*Series 4644 GI 3.50% 5/15/40	3,931,395	226,614
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*•Series 4648 SA 3.97% (6.00% minus LIBOR01M) 1/15/47	8,363,744	$ 1,580,078
*Series 4655 TI 3.00% 8/15/36	1,430,998	48,162
*Series 4656 HI 3.50% 5/15/42	105,647	4,329
*Series 4664 DI 3.50% 11/15/43	1,755,017	146,381
*Series 4665 NI 3.50% 7/15/41	15,497,689	719,745
*Series 4667 CI 3.50% 7/15/40	294,198	10,968
*Series 4667 LI 3.50% 10/15/43	7,118,479	483,010
*Series 4669 QI 3.50% 6/15/41	1,181,790	80,722
*Series 4673 WI 3.50% 9/15/43	4,179,272	252,179
*Series 4674 GI 3.50% 10/15/40	267,707	10,799
Series 4676 KZ 2.50% 7/15/45	2,357,049	2,334,119
Series 4738 TW 3.00% 11/15/46	859,000	889,763
Series 4761 Z 3.50% 12/15/47	4,847,558	5,116,578
Freddie Mac Strips
*Series 290 IO 3.50% 11/15/32	2,059,655	247,839
*•Series 303 151 4.50% 12/15/42	47,135	9,225
*•Series 319 S2 3.97% (6.00% minus LIBOR01M) 11/15/43	9,106,536	1,776,454
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.87% (LIBOR01M + 2.85%) 4/25/28	1,443,074	1,455,314
Series 2016-DNA3 M2 4.02% ( LIBOR01M + 2.00%) 12/25/28	631,510	633,170
Series 2016-DNA4 M2 3.32% ( LIBOR01M + 1.30%) 3/25/29	1,060,469	1,063,235
Series 2017-DNA1 M2 5.27% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,669,285
Series 2017-DNA3 M2 4.52% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,026,546
Series 2017-HQA3 M2 4.37% (LIBOR01M + 2.35%) 4/25/30	4,930,000	4,983,589

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2018-HQA1 M2 4.32% (LIBOR01M + 2.30%) 9/25/30	5,085,000	$ 5,143,986
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,164,090
Series 2013-79 KE 3.00% 5/20/43	4,000,000	4,050,030
Series 2014-12 ZB 3.00% 1/16/44	1,814,317	1,867,426
*Series 2015-142 AI 4.00% 2/20/44	1,550,127	102,263
Series 2015-185 PZ 3.00% 12/20/45	1,701,870	1,589,646
*Series 2015-74 CI 3.00% 10/16/39	5,622,228	520,910
*Series 2015-82 GI 3.50% 12/20/38	33,503	1,305
*•Series 2016-108 SK 4.01% (6.05% minus LIBOR01M) 8/20/46	9,579,387	2,179,191
*•Series 2016-118 ES 4.06% (6.10% minus LIBOR01M) 9/20/46	5,837,216	1,244,276
*•Series 2016-126 NS 4.06% (6.10% minus LIBOR01M) 9/20/46	6,494,972	1,356,227
Series 2016-156 PB 2.00% 11/20/46	2,342,000	2,173,409
*Series 2016-161 MI 3.00% 3/20/46	3,578,065	362,687
Series 2016-170 MZ 3.00% 12/20/46	1,516,984	1,525,786
*Series 2016-172 IO 3.00% 4/20/46	4,271,164	379,020
*Series 2016-32 MS 3.56% (6.05% minus LIBOR01M) 3/20/46	349,496	67,939
Series 2016-46 DZ 3.00% 4/20/46	93,055	92,248
*•Series 2016-89 QS 3.88% (6.05% minus LIBOR01M) 7/20/46	5,967,073	1,408,307
Series 2017-107 QZ 3.00% 8/20/45	1,467,225	1,500,776
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,730,814
*Series 2017-132 JI 3.00% 6/20/45	3,921,903	210,208
*•Series 2017-134 SK 4.16% (6.20% minus LIBOR01M) 9/20/47	15,880,349	2,987,948
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2017-141 JS 4.16% (6.20% minus LIBOR01M) 9/20/47	11,952,192	$ 2,211,998
*Series 2017-144 EI 3.00% 12/20/44	9,222,056	491,735
Series 2017-163 ZK 3.50% 11/20/47	916,907	1,006,170
*Series 2017-18 IQ 4.00% 12/16/43	3,634,736	421,791
*Series 2017-18 QI 4.00% 3/16/41	5,936,309	554,855
*Series 2017-18 QS 3.62% (6.10% minus LIBOR01M) 2/16/47	7,514,292	1,469,653
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,621,804
Series 2017-33 PZ 3.00% 2/20/47	4,147,423	4,110,065
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,308,751
*Series 2017-4 WI 4.00% 2/20/44	3,972,061	441,144
Series 2017-45 JZ 3.50% 3/20/47	2,402,304	2,526,187
Series 2017-56 JZ 3.00% 4/20/47	3,154,945	3,278,933
*Series 2018-11 AI 3.00% 1/20/46	149,035	17,675
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,288,234
*•Series 2018-37 SA 4.16% (6.20% minus LIBOR01M) 3/20/48	5,074,378	976,173
Total Agency Collateralized Mortgage Obligations (Cost $139,745,368)		137,324,691
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.25%
♦Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	8,100,000	8,392,459
•FREMF Mortgage Trust
Series 2010-K7 B 5.69% 4/25/20	7,620,000	7,713,773
Series 2011-K14 B 5.35% 2/25/47	2,534,000	2,640,842
Series 2011-K15 B 5.13% 8/25/44	7,798,000	8,146,209
Series 2012-K18 B 4.39% 1/25/45	4,500,000	4,690,246
Series 2012-K22 B 3.81% 8/25/45	7,781,000	8,072,745
Series 2013-K25 C 3.74% 11/25/45	4,000,000	4,122,739

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K712 B 3.40% 5/25/45	10,057,068	$ 10,046,495
Series 2013-K713 B 3.26% 4/25/46	1,860,000	1,864,651
Series 2013-K713 C 3.26% 4/25/46	6,215,000	6,222,179
Series 2014-K717 B 3.75% 11/25/47	2,840,000	2,910,309
Series 2014-K717 C 3.75% 11/25/47	1,000,000	1,017,750
Series 2015-K48 B 3.76% 8/25/48	3,450,000	3,568,017
Series 2015-K721 C 3.68% 11/25/47	3,300,000	3,365,910
Series 2016-K53 B 4.16% 3/25/49	1,950,000	2,079,120
Series 2016-K722 B 3.97% 7/25/49	2,431,000	2,537,595
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,157,129
Total Agency Commercial Mortgage-Backed Securities (Cost $79,270,628)		80,548,168
AGENCY MORTGAGE-BACKED SECURITIES–20.66%
Fannie Mae 3.00% 10/1/47	378,670	382,011
Fannie Mae S.F. 20 yr
3.00% 12/1/37	32,076,544	32,989,772
3.00% 1/1/38	57,462,023	59,017,481
Fannie Mae S.F. 30 yr
3.00% 6/1/45	992,212	1,023,044
3.00% 8/1/46	3,315,736	3,402,299
3.00% 11/1/46	1,238,307	1,268,393
3.00% 4/1/47	56,301	57,656
3.00% 2/1/48	46,971,790	48,313,201
3.00% 3/1/48	42,399,666	43,384,830
3.00% 7/1/49	6,767,769	6,870,950
3.50% 2/1/48	41,357,675	43,184,211
3.50% 7/1/48	58,420,844	60,282,329
3.50% 6/1/49	66,868,185	68,715,139
3.50% 10/1/49	89,820,000	92,128,655
4.00% 4/1/49	54,819,305	56,830,943
4.50% 11/1/39	2,296,540	2,514,662
4.50% 1/1/40	443,459	489,723
4.50% 6/1/40	2,360,808	2,555,091
4.50% 7/1/40	2,265,040	2,473,174
4.50% 11/1/40	48,099	51,972
4.50% 1/1/41	19,039	20,630
4.50% 8/1/41	5,513,498	6,058,272
4.50% 2/1/44	32,047,106	34,712,801
4.50% 8/1/44	387	419
4.50% 2/1/46	86,364,313	93,554,054
4.50% 5/1/46	9,951,623	10,773,250
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/48	54,375,181	$ 58,864,020
4.50% 12/1/48	76,639,365	80,850,214
5.00% 1/1/40	3,249,000	3,606,719
5.00% 6/1/44	8,821,252	9,785,883
5.00% 7/1/47	31,243,989	34,427,202
5.50% 5/1/44	103,479,603	116,959,367
5.50% 8/1/48	4,802,911	5,295,981
6.00% 6/1/41	11,898,763	13,690,923
6.00% 7/1/41	63,747,190	73,362,995
6.00% 1/1/42	9,393,950	10,809,540
Freddie Mac S.F. 30 yr
3.00% 8/1/48	11,573,751	11,882,233
3.50% 11/1/48	49,738,358	52,240,208
3.50% 10/1/49	25,346,000	26,040,139
4.50% 2/1/40	125,816	138,911
4.50% 5/1/40	7,972,127	8,762,938
4.50% 3/1/42	4,113,139	4,458,965
4.50% 7/1/45	36,228,660	39,270,548
4.50% 12/1/45	2,074,348	2,247,579
5.00% 12/1/44	33,046,883	36,509,231
5.50% 6/1/41	9,504,879	10,731,775
5.50% 9/1/41	22,459,020	25,365,226
6.00% 5/1/39	240,784	278,974
6.00% 7/1/40	24,638,291	28,352,240
•Freddie Mac Structured Agency Credit Risk Debt Notes 3.07% (LIBOR01M + 1.05%) 12/25/29	3,000,000	2,988,579
GNMA II S.F. 30 yr
5.50% 5/20/37	695,565	781,290
6.00% 10/20/39	2,966,202	3,281,799
6.00% 2/20/40	3,097,854	3,518,294
6.00% 4/20/46	916,007	1,011,844
Total Agency Mortgage-Backed Securities (Cost $1,308,401,915)		1,336,568,579
CORPORATE BONDS–34.40%
Aerospace & Defense–0.54%
Northrop Grumman
2.55% 10/15/22	13,080,000	13,259,640
3.25% 8/1/23	8,335,000	8,688,032
United Technologies
3.65% 8/16/23	6,745,000	7,142,328
4.13% 11/16/28	5,125,000	5,803,154
		34,893,154
Airlines–0.10%
♦United Airlines Pass Through Trust
3.75% 3/3/28	4,271,050	4,508,093
4.00% 10/11/27	1,801,650	1,916,595
		6,424,688

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.84%
Ford Motor Credit
3.34% 3/18/21	9,146,000	$ 9,191,324
•5.44% (LIBOR03M + 3.14%) 1/7/22	7,925,000	8,148,150
General Motors 6.75% 4/1/46	1,710,000	1,958,908
General Motors Financial
4.35% 4/9/25	11,225,000	11,700,292
5.25% 3/1/26	14,672,000	15,927,395
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,260,591
		54,186,660
Banks–6.48%
Banco Santander 3.31% 6/27/29	5,600,000	5,792,748
μBangkok Bank PCL 3.73% 9/25/34	13,260,000	13,478,272
Bank of America
μ3.19% (LIBOR03M + 1.18%) 7/23/30	7,660,000	7,909,889
μ3.46% 3/15/25	9,415,000	9,816,879
5.63% 7/1/20	1,005,000	1,031,936
BB&T 3.75% 12/6/23	5,095,000	5,394,594
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,605,768
Branch Banking & Trust
2.50% 8/1/24	2,122,000	2,140,456
μ2.64% (H15T5Y + 1.15%) 9/17/29	5,004,000	4,974,559
Compass Bank
2.88% 6/29/22	8,645,000	8,764,704
3.88% 4/10/25	6,163,000	6,421,901
μCredit Suisse Group
2.59% (SOFR + 1.56%) 9/11/25	6,535,000	6,474,784
3.87% 1/12/29	3,985,000	4,194,988
6.25% 12/18/24	21,792,000	23,106,493
7.25% 9/12/25	4,160,000	4,454,757
Fifth Third Bancorp
3.65% 1/25/24	2,105,000	2,220,316
3.95% 3/14/28	8,665,000	9,492,015
Fifth Third Bank 3.85% 3/15/26	7,076,000	7,550,347
Goldman Sachs Group 6.00% 6/15/20	16,499,000	16,938,524
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,463,377
μJPMorgan Chase & Co.
2.74% 10/15/30	4,975,000	4,946,518
4.02% 12/5/24	17,155,000	18,301,683
5.00% (SOFR + 3.38%) 12/31/99	8,275,000	8,470,455
KeyBank
2.30% 9/14/22	5,055,000	5,083,481
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank (continued)
3.40% 5/20/26	13,714,000	$ 14,306,266
6.95% 2/1/28	8,227,000	10,340,184
Morgan Stanley
•3.41% (LIBOR03M + 1.22%) 5/8/24	2,975,000	3,017,869
5.00% 11/24/25	13,211,000	14,815,188
5.50% 1/26/20	6,165,000	6,231,726
PNC Bank
2.70% 11/1/22	4,720,000	4,789,983
4.05% 7/26/28	7,075,000	7,814,057
PNC Financial Services Group 2.60% 7/23/26	10,675,000	10,818,319
μRoyal Bank of Scotland Group 8.63% 8/15/21	12,905,000	13,851,582
Santander UK 5.00% 11/7/23	4,155,000	4,418,650
State Street
3.10% 5/15/23	3,665,000	3,795,277
3.30% 12/16/24	3,495,000	3,669,666
SunTrust Bank
2.45% 8/1/22	3,945,000	3,983,495
2.70% 1/27/22	1,645,000	1,663,927
2.90% 3/3/21	2,936,000	2,967,402
3.00% 2/2/23	3,790,000	3,886,802
3.30% 5/15/26	7,220,000	7,497,787
SunTrust Banks 4.00% 5/1/25	5,475,000	5,922,349
SVB Financial Group 3.50% 1/29/25	5,409,000	5,575,739
U.S. Bancorp 3.95% 11/17/25	7,125,000	7,842,452
UBS 7.63% 8/17/22	12,000,000	13,549,140
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,546,781
μ6.88% 3/22/21	9,315,000	9,688,159
μ7.13% (USSW5 + 5.88%) 8/10/21	2,125,000	2,233,906
US Bancorp
3.00% 7/30/29	6,180,000	6,376,596
3.38% 2/5/24	10,550,000	11,103,764
3.60% 9/11/24	11,522,000	12,254,384
US Bank 3.40% 7/24/23	3,905,000	4,094,573
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	15,294,000	13,061,382
		419,146,849
Beverages–0.89%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	17,995,000	19,293,266
4.75% 1/23/29	13,755,000	15,999,501
Constellation Brands 3.15% 8/1/29	21,660,000	22,116,501
		57,409,268

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.89%
Braskem Finance 6.45% 2/3/24	5,785,000	$ 6,399,656
FMC 3.45% 10/1/29	4,490,000	4,571,089
LYB International Finance 4.20% 10/15/49	4,190,000	4,168,529
Methanex 5.25% 12/15/29	3,780,000	3,802,566
Mexichem 5.50% 1/15/48	2,505,000	2,526,944
OCP
4.50% 10/22/25	2,150,000	2,265,563
6.88% 4/25/44	2,307,000	2,869,331
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	2,725,000	2,781,162
PPG Industries 2.30% 11/15/19	4,669,000	4,668,996
RPM International 4.55% 3/1/29	8,960,000	9,734,034
Syngenta Finance
3.93% 4/23/21	3,495,000	3,560,042
4.44% 4/24/23	2,435,000	2,546,207
5.18% 4/24/28	4,115,000	4,377,712
Westlake Chemical 4.38% 11/15/47	3,458,000	3,404,682
		57,676,513
Commercial Services–0.45%
Global Payments
2.65% 2/15/25	15,365,000	15,455,078
3.20% 8/15/29	9,185,000	9,333,641
United Rentals North America 5.50% 5/15/27	3,900,000	4,148,625
		28,937,344
Computers–0.50%
Apple 2.20% 9/11/29	15,885,000	15,628,591
International Business Machines
3.00% 5/15/24	6,290,000	6,525,869
3.30% 5/15/26	7,360,000	7,767,512
3.50% 5/15/29	2,290,000	2,459,903
		32,381,875
Diversified Financial Services–1.34%
AerCap Ireland Capital 3.65% 7/21/27	9,758,000	9,937,454
Avolon Holdings Funding
3.95% 7/1/24	11,980,000	12,302,861
4.38% 5/1/26	7,055,000	7,305,805
BOC Aviation 2.38% 9/15/21	4,095,000	4,063,894
GTP Acquisition Partners I 2.35% 6/15/45	3,071,000	3,070,206
International Lease Finance 8.63% 1/15/22	10,490,000	11,909,889
Jefferies Group
4.15% 1/23/30	2,335,000	2,337,228
6.45% 6/8/27	1,766,000	2,048,039
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group (continued)
6.50% 1/20/43	5,130,000	$ 5,888,530
Lazard Group 3.75% 2/13/25	3,854,000	4,030,861
Nuveen Finance 4.13% 11/1/24	22,109,000	23,916,875
		86,811,642
Electric–4.47%
AEP Texas
2.40% 10/1/22	200,000	200,941
4.15% 5/1/49	1,530,000	1,763,373
American Transmission Systems 5.25% 1/15/22	7,401,000	7,887,933
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,904,241
Avangrid 3.15% 12/1/24	960,000	990,232
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,468,470
CenterPoint Energy
2.95% 3/1/30	9,600,000	9,585,856
3.85% 2/1/24	4,105,000	4,334,184
4.25% 11/1/28	13,353,000	14,680,486
Cleveland Electric Illuminating 5.50% 8/15/24	5,197,000	5,952,861
ComEd Financing III 6.35% 3/15/33	3,999,000	4,338,915
DTE Energy 3.70% 8/1/23	5,370,000	5,634,339
Duke Energy
3.75% 4/15/24	2,272,000	2,410,943
μ4.88% (H15T5Y + 3.39%) 12/31/99	8,035,000	8,248,932
Duke Energy Indiana 3.25% 10/1/49	4,095,000	4,095,320
μEmera 6.75% 6/15/76	6,440,000	7,077,689
Entergy 4.00% 7/15/22	150,000	156,667
Entergy Arkansas 4.20% 4/1/49	10,450,000	12,114,411
Entergy Louisiana 4.00% 3/15/33	435,000	496,980
Entergy Mississippi 3.85% 6/1/49	2,720,000	3,035,633
Entergy Texas 3.55% 9/30/49	3,560,000	3,718,938
Evergy
2.90% 9/15/29	7,985,000	7,961,693
4.85% 6/1/21	1,340,000	1,386,359
Exelon
3.50% 6/1/22	4,355,000	4,468,334
3.95% 6/15/25	6,430,000	6,890,051
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,498,633
4.10% 9/26/28	12,550,000	13,840,917
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,952,380

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Kansas City Power & Light 3.65% 8/15/25	10,103,000	$ 10,816,928
LG&E & KU Energy 4.38% 10/1/21	7,850,000	8,108,696
Louisville Gas & Electric 4.25% 4/1/49	2,505,000	2,948,373
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,923,492
μ4.75% 4/30/43	3,667,000	3,741,935
μ5.25% 4/20/46	925,000	987,383
Nevada Power 2.75% 4/15/20	6,245,000	6,272,049
New York State Electric & Gas 3.25% 12/1/26	8,185,000	8,515,298
NextEra Energy Capital Holdings
2.90% 4/1/22	13,320,000	13,564,555
3.15% 4/1/24	6,355,000	6,567,923
μ5.65% 5/1/79	1,515,000	1,646,827
NV Energy 6.25% 11/15/20	4,762,000	4,974,745
PacifiCorp 3.50% 6/15/29	6,515,000	7,108,862
Pennsylvania Electic 5.20% 4/1/20	560,000	568,245
Perusahaan Listrik Negara 4.13% 5/15/27	3,175,000	3,358,709
Southern California Edison
4.00% 4/1/47	3,505,000	3,765,174
4.20% 3/1/29	7,567,000	8,446,017
4.88% 3/1/49	11,850,000	14,251,798
Southwestern Electric Power 4.10% 9/15/28	17,845,000	19,787,490
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,729,662
		289,179,872
Environmental Control–0.46%
Waste Management
2.95% 6/15/24	6,310,000	6,533,583
3.45% 6/15/29	18,026,000	19,483,330
4.15% 7/15/49	3,489,000	4,072,053
		30,088,966
Food–0.30%
Mars
3.20% 4/1/30	2,465,000	2,610,026
3.95% 4/1/49	14,560,000	16,621,988
		19,232,014
Forest Products & Paper–0.38%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,006,737
Suzano Austria GmbH 6.00% 1/15/29	4,035,000	4,396,132
		24,402,869
Gas–0.69%
Boston Gas 3.00% 8/1/29	1,960,000	2,021,336
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	$ 16,367,919
NiSource
2.95% 9/1/29	20,693,000	20,848,652
μ5.65% 6/15/23	5,305,000	5,335,318
		44,573,225
Health Care Products–0.55%
Alcon Finance
2.75% 9/23/26	1,970,000	1,989,258
3.00% 9/23/29	12,790,000	12,960,980
3.80% 9/23/49	5,063,000	5,308,932
Thermo Fisher Scientific 3.00% 4/15/23	7,966,000	8,202,721
Zimmer Biomet Holdings 4.63% 11/30/19	7,228,000	7,254,102
		35,715,993
Health Care Services–0.07%
HCA 5.88% 2/15/26	4,000,000	4,481,200
		4,481,200
Holding Companies-Diversified–0.05%
CK Hutchison International 17 2.88% 4/5/22	3,090,000	3,120,677
		3,120,677
Insurance–0.79%
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,826,686
Marsh & McLennan 4.38% 3/15/29	12,900,000	14,601,618
MetLife 9.25% 4/8/38	6,723,000	9,775,881
Prudential Financial
3.70% 3/13/51	8,920,000	9,260,913
μ5.38% 5/15/45	4,665,000	4,951,991
XLIT 5.50% 3/31/45	5,040,000	6,375,742
		50,792,831
Iron & Steel–0.06%
ArcelorMittal 6.13% 6/1/25	3,500,000	3,941,333
		3,941,333
Leisure Time–0.16%
Royal Caribbean Cruises 3.70% 3/15/28	10,005,000	10,262,914
		10,262,914
Lodging–0.05%
MGM Resorts International 4.63% 9/1/26	3,310,000	3,467,655
		3,467,655

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.48%
Roper Technologies
2.35% 9/15/24	3,610,000	$ 3,618,859
2.95% 9/15/29	27,195,000	27,318,220
		30,937,079
Media–2.59%
CCO Holdings 5.13% 5/1/27	3,750,000	3,923,437
Charter Communications Operating
4.46% 7/23/22	10,585,000	11,147,725
5.05% 3/30/29	10,455,000	11,706,383
5.13% 7/1/49	5,705,000	6,096,044
Comcast 3.70% 4/15/24	17,910,000	19,109,873
Discovery Communications
4.13% 5/15/29	25,540,000	26,905,587
5.20% 9/20/47	12,845,000	14,067,703
Fox 4.71% 1/25/29	9,680,000	11,065,593
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,813,400
Time Warner Cable
6.75% 6/15/39	6,015,000	7,365,456
7.30% 7/1/38	14,595,000	18,483,968
Time Warner Entertainment 8.38% 3/15/23	7,690,000	9,109,733
Viacom 4.38% 3/15/43	13,155,000	13,596,670
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,103,100
Walt Disney
1.75% 8/30/24	4,490,000	4,448,877
2.00% 9/1/29	4,930,000	4,808,008
		167,751,557
Mining–0.81%
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,602,734
FMG Resources August 2006 5.13% 5/15/24	3,750,000	3,914,062
Freeport-McMoRan 4.55% 11/14/24	4,000,000	4,109,200
Minera Mexico S.A. de C.V. 4.50% 1/26/50	6,725,000	6,631,859
Newmont Goldcorp 2.80% 10/1/29	19,540,000	19,352,768
		52,610,623
Miscellaneous Manufacturing–0.52%
3M
2.00% 2/14/25	5,425,000	5,395,166
2.38% 8/26/29	2,705,000	2,694,102
3.25% 8/26/49	13,415,000	13,493,051
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	11,405,000	12,153,306
		33,735,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–1.11%
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	$ 3,433,348
Marathon Oil 4.40% 7/15/27	13,725,000	14,647,510
Murphy Oil 6.88% 8/15/24	3,500,000	3,675,000
Noble Energy
3.25% 10/15/29	4,170,000	4,137,117
3.90% 11/15/24	7,680,000	8,056,220
4.20% 10/15/49	3,465,000	3,423,849
4.95% 8/15/47	7,965,000	8,706,344
Occidental Petroleum
2.90% 8/15/24	6,590,000	6,646,698
3.50% 8/15/29	9,590,000	9,734,091
Petrobras Global Finance 5.09% 1/15/30	2,409,000	2,515,960
Saudi Arabian Oil
4.25% 4/16/39	3,315,000	3,580,681
4.38% 4/16/49	2,825,000	3,090,879
		71,647,697
Oil & Gas Services–0.21%
Schlumberger Holdings 4.30% 5/1/29	12,375,000	13,566,716
		13,566,716
Pharmaceuticals–1.41%
Bristol-Myers Squibb
2.90% 7/26/24	8,045,000	8,299,434
4.25% 10/26/49	10,175,000	11,832,280
Cigna
•3.19% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,733,133
4.13% 11/15/25	16,237,000	17,456,658
CVS Health
3.25% 8/15/29	3,960,000	3,986,347
4.30% 3/25/28	31,020,000	33,571,062
Takeda Pharmaceutical 4.40% 11/26/23	10,240,000	11,034,986
		90,913,900
Pipelines–2.14%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,664,564
Energy Transfer Operating
5.25% 4/15/29	9,695,000	10,951,959
6.25% 4/15/49	2,670,000	3,247,066
μ6.63% 2/15/28	8,590,000	8,130,607
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	11,875,000	12,603,162
Enterprise Products Operating
3.13% 7/31/29	3,557,000	3,649,885
4.20% 1/31/50	16,177,000	17,375,990
MPLX
4.00% 3/15/28	2,835,000	2,958,278

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX (continued)
4.80% 2/15/29	4,325,000	$ 4,778,530
4.88% 12/1/24	10,915,000	11,989,104
5.50% 2/15/49	15,940,000	18,512,997
ONEOK 7.50% 9/1/23	8,950,000	10,477,550
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	9,841,847
5.75% 5/15/24	14,206,000	15,843,432
μTranscanada Trust 5.50% 9/15/79	4,430,000	4,578,538
		138,603,509
Real Estate Investment Trusts–0.51%
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,425,310
5.25% 2/15/24	4,857,000	5,234,766
Crown Castle International
3.80% 2/15/28	1,695,000	1,804,180
4.30% 2/15/29	13,740,000	15,182,347
5.25% 1/15/23	5,796,000	6,314,339
		32,960,942
Retail–0.64%
Dollar Tree 3.70% 5/15/23	7,670,000	7,959,547
Lowe's
4.05% 5/3/47	2,250,000	2,405,714
4.55% 4/5/49	26,960,000	31,079,297
		41,444,558
Semiconductors–1.32%
Broadcom
3.13% 4/15/21	20,655,000	20,859,211
3.50% 1/15/28	6,300,000	6,145,858
4.25% 4/15/26	2,185,000	2,258,722
Microchip Technology
3.92% 6/1/21	14,430,000	14,744,381
4.33% 6/1/23	7,095,000	7,457,181
NXP
4.13% 6/1/21	11,870,000	12,183,849
4.30% 6/18/29	2,790,000	2,986,371
4.88% 3/1/24	17,490,000	18,975,962
		85,611,535
Software–0.07%
CDK Global 5.00% 10/15/24	3,983,000	4,251,853
		4,251,853
Telecommunications–1.84%
AT&T
4.35% 3/1/29	8,365,000	9,246,801
4.85% 7/15/45	6,870,000	7,691,936
Digicel Group One 8.25% 12/30/22	1,020,000	612,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Digicel Group Two
8.25% 9/30/22	962,000	$ 206,830
@9.13% 4/1/24	472,010	49,561
Sprint 7.88% 9/15/23	3,500,000	3,853,360
Sprint Spectrum 4.74% 9/20/29	4,700,000	5,007,897
Telefonica Emisiones 5.52% 3/1/49	15,830,000	19,300,456
Verizon Communications
4.50% 8/10/33	30,790,000	35,781,800
4.52% 9/15/48	8,005,000	9,479,538
Vodafone Group
4.25% 9/17/50	4,905,000	5,017,811
4.88% 6/19/49	20,280,000	22,673,424
		118,921,414
Transportation–0.43%
FedEx 4.05% 2/15/48	28,640,000	28,137,260
		28,137,260
Trucking & Leasing–0.26%
Aviation Capital Group
4.38% 1/30/24	7,335,000	7,729,027
4.88% 10/1/25	8,540,000	9,260,868
		16,989,895
Total Corporate Bonds (Cost $2,119,903,998)		2,225,211,705
MUNICIPAL BONDS–2.69%
California Health Facilities Financing Authority (Kaiser Credit Group) 5.00% 11/1/47	17,230,000	26,359,143
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,260,000	2,087,190
City of San Jose 5.00% 9/1/47	10,905,000	13,620,781
East Bay Municipal Utility District Water System Revenue 5.00% 6/1/49	9,855,000	12,419,862
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	11,129,025
Massachusetts 5.00% 5/1/46	6,830,000	8,451,784
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,498,042
Mount San Antonio Community College District Series A 4.00% 8/1/49	11,850,000	13,631,173

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00% 5/1/36	24,450,000	$ 30,940,986
Series A-3 4.00% 5/1/42	6,890,000	7,846,677
Series A-3 4.00% 5/1/43	6,935,000	7,883,777
New York State Dormitory Authority (State of New York Personal Income Tax Revenue) 5.00% 3/15/43	19,420,000	24,074,197
Oregon State Taxable Pension 5.89% 6/1/27	1,485,000	1,807,438
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,740,329
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	3,265,000	3,881,040
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,925,676
Total Municipal Bonds (Cost $168,448,826)		174,297,120
NON-AGENCY ASSET-BACKED SECURITIES–6.21%
American Express Credit Account Master Trust
•Series 2018-3 A 2.80% (LIBOR01M + 0.32%) 10/15/25	5,500,000	5,496,316
•Series 2018-5 A 2.37% (LIBOR01M + 0.34%) 12/15/25	2,953,000	2,956,988
•Series 2018-7 A 2.39% (LIBOR01M + 0.36%) 2/17/26	650,000	649,068
•Series 2018-9 A 2.41% (LIBOR01M + 0.38%) 4/15/26	3,750,000	3,748,132
Series 2019-2 A 2.67% 11/15/24	2,500,000	2,550,183
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,925,144
•Apex Credit CLO
Series 2017-1A A1 3.75% (LIBOR03M + 1.47%) 4/24/29	14,345,000	14,342,217
Series 2018-1A A2 3.31% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,777,372
BA Credit Card Trust Series 2018-A3 A3 3.10% 12/15/23	940,000	960,333
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.36% (LIBOR01M + 0.33%) 3/15/23	1,382,000	$ 1,383,334
•Black Diamond CLO Series 2017-2A A2 3.58% (LIBOR03M + 1.30%) 1/20/32	3,000,000	3,000,849
Cabela's Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,496,254
•Catamaran CLO Series 2014-1A A1BR 3.67% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,154,817
•Chase Issuance Trust Series 2018-A1 A1 2.23% (LIBOR01M + 0.20%) 4/17/23	2,150,000	2,151,689
•Chesapeake Funding II Series 2017-3A A2 2.37% (LIBOR01M + 0.34%) 8/15/29	6,951,724	6,950,496
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.53% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,058,250
Series 2017-A5 A5 2.67% (LIBOR01M + 0.62%) 4/22/26	3,165,000	3,188,381
Series 2017-A7 A7 2.41% (LIBOR01M + 0.37%) 8/8/24	9,575,000	9,595,985
Series 2018-A2 A2 2.37% (LIBOR01M + 0.33%) 1/20/25	7,575,000	7,584,939
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.19% 11/25/36	4,969,188	5,099,518
CNH Equipment Trust
2.55% 9/15/22	13,780,000	13,832,405
Series 2017-A A3 2.07% 5/16/22	9,044,616	9,038,640
•Crestline Denali CLO XV Series 2017-1A A 3.58% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,994,660
•CVP CLO Series 2017-2A A 3.47% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,288,502
•Discover Card Execution Note Trust
Series 2017-A7 A7 2.39% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,884,209

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Discover Card Execution Note Trust (continued)
Series 2018-A2 A2 2.36% (LIBOR01M + 0.33%) 8/15/25	9,725,000	$ 9,686,671
Ford Credit Auto Lease Trust Series 2019-B A2A 2.28% 2/15/22	2,500,000	2,504,945
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,852,895
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 2.60% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,743,918
Series 2017-1 A1 2.07% 5/15/22	9,150,000	9,143,697
•Series 2018-1 A2 2.31% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,520,618
•Golub Capital Partners CLO Series 2017-19RA A1A 3.57% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,994,830
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,722,500	2,824,567
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,411,000	3,427,987
•ICG US CLO Series 2017-1A A 4.11% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,014,229
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	2,000,000	2,004,605
•Mariner ClO 5 Series 2018-5A A 3.39% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,976,112
•Mercedes-Benz Master Series 2019-AA A 2.38% (LIBOR01M + 0.35%) 5/15/23	14,415,000	14,422,156
•Mercedes-Benz Master Owner Trust
Series 2017-BA A 2.45% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,290,456
Series 2018-BA A 2.37% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,900,434
•Midocean Credit CLO IX Series 2018-9A A1 3.43% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,939,121
•Midocean Credit ClO VIII Series 2018-8A A1 3.29% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,967,584
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 2.65% (LIBOR01M + 0.63%) 9/25/23	2,900,000	$ 2,904,220
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	2,191,586	2,227,035
•Nissan Master Owner Trust Receivables Series 2017-C A 2.35% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,862,926
•Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	9,835,000	9,835,000
•PFS Financing Series 2018-E A 2.48% (LIBOR01M + 0.45%) 10/17/22	14,020,000	14,022,271
•Steele Creek CLO Series 2017-1A A 3.55% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,490,062
•TICP CLO IX Series 2017-9A A 3.42% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,543,946
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	1,823,884	1,830,250
Series 2015-6 A1B 2.75% 4/25/55	2,141,577	2,144,801
Series 2016-1 A1B 2.75% 2/25/55	1,280,180	1,282,212
Series 2016-2 A1 3.00% 8/25/55	1,406,231	1,417,590
Series 2016-3 A1 2.25% 4/25/56	1,818,973	1,811,594
Series 2017-1 A1 2.75% 10/25/56	1,635,628	1,650,554
Series 2017-2 A1 2.75% 4/25/57	836,789	843,143
Series 2018-1 A1 3.00% 1/25/58	1,392,098	1,409,604
Toyota Auto Loan Extended Note Trust Series 2019-1A A 2.56% 11/25/31	5,500,000	5,621,662
Toyota Auto Receivables Owner Trust
Series 2018-D A2 2.98% 8/15/21	10,881,746	10,925,325
Series 2019-B A2A 2.59% 2/15/22	11,620,000	11,664,996
•Trinitas CLO VI Series 2017-6A A 3.60% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,750,000

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 34 CLO Series 2018-34A A 3.53% (LIBOR03M + 1.23%) 10/15/31	7,500,000	$ 7,465,837
•Venture CDO Series 2016-25A A1 3.77% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,018,826
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	298,780	298,614
Series 2017-3A A1A 2.06% 4/20/22	5,000,000	4,998,858
•Series 2017-3A A1B 2.31% (LIBOR01M + 0.27%) 4/20/22	4,241,000	4,241,847
•Series 2019-B A1B 2.49% (LIBOR01M + 0.45%) 12/20/23	6,250,000	6,252,732
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.22% (US0001M + 0.18%) 7/20/21	2,616,791	2,616,918
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 2.53% (US0001M + 0.50%) 11/15/22	4,500,000	4,508,532
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,942,587	2,989,198
Total Non-Agency Asset-Backed Securities (Cost $400,468,181)		401,952,059
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.31%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.81% 1/25/45	3,009,763	3,116,542
Series 2015-1 B2 3.81% 1/25/45	1,700,704	1,733,877
=BANK 2.85% 10/15/52	12,550,000	12,926,186
Cantor Commercial Real Estate 2.87% 11/15/52	5,950,000	6,129,197
•Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 4.00% 4/25/49	1,734,002	1,789,201
Series 2019-ATR2 A3 3.50% 7/25/49	3,183,351	3,230,232
Chesapeake Funding 3.79% 5/15/52	19,370,000	21,502,966
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 4.47% (LIBOR01M + 2.45%) 7/25/31	3,200,000	3,232,704
Series 2019-R02 1M2 4.32% (LIBOR01M + 2.30%) 8/25/31	5,000,000	5,025,646
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Flagstar Mortgage Trust
Series 2017-2 A5 3.50% 10/25/47	2,214,635	$ 2,250,364
Series 2018-1 A5 3.50% 3/25/48	2,877,858	2,918,778
Series 2018-5 A7 4.00% 9/25/48	1,753,151	1,795,061
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	1,887,075	1,914,140
•Holmes Master Issuer Series 2018-2A A2 2.72% (LIBOR03M + 0.42%) 10/15/54	3,775,418	3,771,265
JPMorgan Mortgage Trust
4.00% 6/25/49	4,976,597	5,072,575
•Series 2014-2 B1 3.41% 6/25/29	1,600,889	1,627,629
•Series 2014-2 B2 3.41% 6/25/29	596,444	600,610
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,892,514
•Series 2015-1 B2 3.59% 12/25/44	3,663,110	3,647,244
•Series 2015-4 B1 3.62% 6/25/45	2,826,063	2,915,807
•Series 2015-4 B2 3.62% 6/25/45	2,023,890	2,054,004
•Series 2015-5 B2 3.34% 5/25/45	3,199,734	3,167,293
•Series 2015-6 B1 3.60% 10/25/45	2,307,229	2,376,491
•Series 2015-6 B2 3.60% 10/25/45	1,954,872	1,985,294
•Series 2015-6 B3 3.60% 10/25/45	3,503,999	3,510,709
•Series 2016-4 B1 3.90% 10/25/46	1,498,609	1,611,371
•Series 2016-4 B2 3.90% 10/25/46	2,556,707	2,639,895
•Series 2017-1 B2 3.54% 1/25/47	4,719,332	4,739,826
•Series 2017-2 A3 3.50% 5/25/47	1,923,381	1,955,988
•Series 2018-1 A3 3.50% 6/25/48	2,645,940	2,689,209
•Series 2018-3 A5 3.50% 9/25/48	2,381,273	2,426,444
•Series 2018-4 A15 3.50% 10/25/48	3,596,147	3,651,136
•Series 2018-6 1A4 3.50% 12/25/48	1,914,013	1,933,331
•Series 2018-7FRB A2 2.90% (LIBOR01M + 0.75%) 4/25/46	2,396,589	2,392,745

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
•Series 2018-9 A3 4.00% 2/25/49	4,122,455	$ 4,191,655
•Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43	1,761,973	1,799,354
Series 2014-2 A4 3.50% 7/25/44	1,414,675	1,438,373
Series 2015-1 B2 3.88% 1/25/45	2,139,561	2,192,312
Series 2017-4 A1 3.50% 7/25/47	1,996,962	2,028,321
Series 2018-5 A4 3.50% 5/25/48	3,002,704	3,056,251
Series 2018-8 A4 4.00% 11/25/48	4,362,315	4,389,579
Series 2019-CH1 A1 4.50% 3/25/49	3,789,811	3,904,471
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.95% 9/25/37	880,133	897,521
Total Non-Agency Collateralized Mortgage Obligations (Cost $145,034,650)		149,124,111
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.68%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,796,951
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,362,952
Series 2017-BNK7 A5 3.44% 9/15/60	6,805,000	7,305,324
•Series 2018-BN14 A4 4.23% 9/15/60	4,700,000	5,352,421
Series 2019-BN20 A3 3.01% 9/15/61	5,000,000	5,222,660
BENCHMARK Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,327,843
Series 2018-B3 A5 4.03% 4/10/51	3,480,000	3,892,997
Series 2018-B6 A4 4.26% 10/10/51	3,000,000	3,424,866
Series 2019-B9 A5 4.02% 3/15/52	15,630,000	17,529,952
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.83% 10/15/34	5,270,000	5,461,459
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,764,627
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,957,793
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2019-CD8 A4 2.91% 8/15/57	6,075,000	$ 6,264,941
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.94% 12/15/47	4,875,000	5,185,988
Series 2016-C7 A3 3.84% 12/10/54	6,870,000	7,483,038
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,269,170
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,430,848
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,366,044
Series 2017-C4 A4 3.47% 10/12/50	3,940,000	4,230,421
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	7,056,039
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,335,297
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,224,380
Series 2014-CR20 AM 3.94% 11/10/47	10,915,000	11,601,217
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,379,465
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,533,771
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,088,000	8,749,139
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,848,074
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,590,214
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	3,252,000	3,363,337
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	7,654,000	7,771,177
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	2,051,546
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,528,673
Series 2017-GS6 A3 3.43% 5/10/50	4,900,000	5,242,569
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,870,853
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,170,509

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	$ 2,396,724
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	10,411,000
JPM-BB Commercial Mortgage Securities Trust
*•Series 2015-C27 XA 1.43% 2/15/48	87,265,399	3,721,712
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	14,184,453
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,560,272
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,362,787
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,511,118
Series 2017-C7 A5 3.41% 10/15/50	3,755,000	4,015,462
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.74% 8/12/37	1,656,000	1,667,275
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,742,217
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,422,621
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,994,652
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,568,833
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,448,126
Series 2019-OSB A 3.40% 6/5/39	5,000,000	5,382,825
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,670,268	1,555,134
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,824,303
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,323,122
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,082,983
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,195,539
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,628,902	1,483,713
Series 2011-C3 A4 4.12% 7/15/49	4,006,255	4,103,263
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,761,480	4,867,511
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust (continued)
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	$ 6,789,821
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,386,476
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,067,468
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,413,150
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,027,360
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,142,113
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,719,601
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $420,905,329)		432,318,189
SUPRANATIONAL BANK–0.07%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	4,423,900
Total Supranational Bank (Cost $4,077,941)		4,423,900
U.S. TREASURY OBLIGATIONS–20.08%
U.S. Treasury Bonds 2.25% 8/15/49	151,610,000	155,959,905
U.S. Treasury Inflation Index 0.25% 7/15/29	190,591,274	192,215,419
U.S. Treasury Notes
1.50% 9/30/24	240,445,000	239,867,369
1.63% 8/15/29	195,165,000	194,288,282
1.75% 6/30/24	509,500,000	513,888,466
2.25% 3/31/21	3,120,000	3,143,400
Total U.S. Treasury Obligations (Cost $1,295,851,165)		1,299,362,841

	Number of Shares
PREFERRED STOCK–0.01%
•USB Realty 3.45% (LIBOR03M + 1.15%) 1/15/22	615,000	526,760
Total Preferred Stock (Cost $495,006)		526,760

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	2,620,997	$ 2,620,997
Total Money Market Fund (Cost $2,620,997)		2,620,997

	Principal Amount°
SHORT-TERM INVESTMENTS—4.66%
Discounted Commercial Paper–4.66%
Automatic Data Processing 1.98% 10/1/19	80,305,000	80,305,000
Bank New York Mellon 1.93% 10/1/19	64,145,000	64,145,000
CME Group 2.03% 10/1/19	9,000,000	9,000,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
Corpoerative Centrale 1.85% 10/1/19	18,970,000	$ 18,970,000
Exxon Mobil 2.08% 10/3/19	24,000,000	23,997,267
Koch Inds
1.99% 10/2/19	24,500,000	24,498,666
2.00% 10/8/19	10,250,000	10,246,074
Nestle Finance France 1.93% 10/1/19	35,500,000	35,500,000
Novartis Finance 2.02% 10/7/19	25,000,000	24,991,708
University Of Chicago 1.97% 11/5/19	10,000,000	9,981,139
Total Short-Term Investments (Cost $301,634,854)		301,634,854

TOTAL INVESTMENTS–101.18% (Cost $6,386,858,858)	6,545,913,974

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.18%)	(76,265,829)
NET ASSETS APPLICABLE TO 456,373,502 SHARES OUTSTANDING–100.00%	$6,469,648,145

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2019.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(4,025)	U.S. Treasury 10 yr Notes	$(524,507,812)	$(530,504,688)	12/19/19	$5,996,876	$—
7,942	U.S. Treasury 5 yr Notes	946,276,894	952,691,862	12/31/19	—	(6,414,968)
672	U.S. Treasury Long Bonds	109,074,000	111,364,415	12/19/19	—	(2,290,415)
Total Futures Contracts					$5,996,876	$(8,705,383)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USSW5–5 year Swap Rate
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$137,324,691	$—	$137,324,691
Agency Commercial Mortgage-Backed Securities	—	80,548,168	—	80,548,168
Agency Mortgage-Backed Securities	—	1,336,568,579	—	1,336,568,579
Corporate Bonds	—	2,225,211,705	—	2,225,211,705
Municipal Bonds	—	174,297,120	—	174,297,120
Non-Agency Asset-Backed Securities	—	401,952,059	—	401,952,059
Non-Agency Collateralized Mortgage Obligations	—	136,197,925	12,926,186	149,124,111
Non-Agency Commercial Mortgage-Backed Securities	—	432,318,189	—	432,318,189
Supranational Bank	—	4,423,900	—	4,423,900
U.S. Treasury Obligations	—	1,299,362,841	—	1,299,362,841
Preferred Stock	—	526,760	—	526,760
Money Market Fund	2,620,997	—	—	2,620,997
Short-Term Investment	—	301,634,854	—	301,634,854
Total Investments	$2,620,997	$6,530,366,791	$12,926,186	$6,545,913,974
Derivatives:

Assets:
Futures Contract	$5,996,876	$—	$—	$5,996,876
Liabilities:
Futures Contracts	$(8,705,383)	$—	$—	$(8,705,383)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
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